Related parties - Summary of Compensation for Key Management and Non-executive Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 3,368	$ 2,761	$ 1,155
Pension costs	196	117	70
Share-based compensation expense	8,936	6,906	1,065
Other compensation	414	44	146
Total	$ 12,914	$ 9,828	$ 2,436